Document and Entity Information	Apr. 03, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 03, 2017
Registrant Name	LORD ABBETT INVESTMENT TRUST
Central Index Key	0000911507
Amendment Flag	false
Document Creation Date	Apr. 03, 2017
Document Effective Date	Apr. 03, 2017
Prospectus Date	Apr. 01, 2017